Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 1,922,854		¥ 1,951,133		$ 268,039
Impairment loss	0		0
Capitalized developemnt costs gross	¥ 1,922,854		¥ 1,951,133		$ 268,039
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate that would result in an impairment	19.20%		20.90%		19.20%
Pre-tax discount rate applied to cash flow projection	13.20%		15.10%		13.20%
Impairment on goodwill	¥ 0
Long term rates used to extrapolate the budget	1.00%		1.00%		1.00%
Guangxi Yuchai Machinery Company Limited [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Percentage decrease in demand that would result in an impairment	10.30%		12.90%		10.30%
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 204,300		¥ 186,200		$ 28,500
Capitalized developemnt costs gross	539,600		484,100		$ 75,200
Technology Know How [Member]
Disclosure of detailed information about intangible assets [line items]
Transfers from development costs to Technology Know-how	¥ 117,600	$ 16,400	¥ 754,400
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	15.00%	15.00%	15.10%
Estimation of future business projection	The Group performs an impairment test on the development costs that are not available for use. In 2023, no impairment has been identified. In 2024, the Group recognized impairment losses of RMB 31.1 million (US$4.3 million) in the consolidated statement of profit or loss under “Research and development expenses” in respect of development costs of a discontinued research and development project. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2024, the Group used 5-8 years (2023: 6-10 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value. Apart from the discontinued R&D project, there is no impairment charge in relation to the other on-going R&D developments.	The Group performs an impairment test on the development costs that are not available for use. In 2023, no impairment has been identified. In 2024, the Group recognized impairment losses of RMB 31.1 million (US$4.3 million) in the consolidated statement of profit or loss under “Research and development expenses” in respect of development costs of a discontinued research and development project. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2024, the Group used 5-8 years (2023: 6-10 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value. Apart from the discontinued R&D project, there is no impairment charge in relation to the other on-going R&D developments.
Pre-tax discount rate that would results in an impairment	20.30%		16.00%		20.30%
Impairment loss	¥ 31,100	$ 4,300	¥ 0
Development costs [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	10.00%	10.00%
Percentage decrease in demand that would result in an impairment	27.50%		6.60%		27.50%
Development costs [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	25.00%	25.00%
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Impairment on goodwill	¥ 0		¥ 0
Payment for trademark license fee				¥ 169,800
Other On-Going Research and Developments [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	¥ 0